2019 Senior 8% Convertible Notes Payable (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Jun. 30, 2020
Senior convertible notes, outstanding	$ 805,000	$ 805,000	$ 805,000	$ 805,000
Warrants to purchase shares of common stock	56,350	56,350	56,350
2019 Senior Notes [Member]
Senior convertible notes, outstanding	$ 805,000	$ 805,000	$ 805,000
Debt interest rate	8.00%	8.00%	8.00%
Debt principal amount	$ 1,000	$ 1,000	$ 1,000
Warrants to purchase shares of common stock	70	70	70
Warrants exercise price	$ 19.04	$ 19.04	$ 19.04
Debt maturity date	Dec. 15, 2020	Dec. 19, 2023	Dec. 15, 2020
Debt conversion price, description	The 2019 Senior Notes, plus any accrued interest, is convertible into shares of our common stock at a conversion price equal to the lower of (i) $14.28 per share or (ii) a price per share equal to a 10% discount to the pre-money valuation of a Qualified Financing or an Equity State Transaction, both as defined in the 2019 Senior Note agreement, occurring after the closing of the 2019 Senior Note financing.
Discount percentage	10.00%		10.00%
Debt issuance costs	$ 4,280	$ 4,280	$ 4,280
2019 Senior Notes [Member] | Warrant [Member]
Warrants to purchase shares of common stock	56,350	56,350	56,350
Warrants exercise price	$ 19.04	$ 19.04	$ 19.04